Average Annual Total Returns{- Fidelity Freedom Index 2005 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-10 - Fidelity Freedom Index 2005 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1900 Past 1 year	F1900 Past 5 years	F1900 Past 10 years
Total	9.16%	6.61%	5.18%	8.25%	5.38%	4.27%	5.55%	4.81%	3.82%	7.51%	4.44%	3.84%	9.18%	6.75%	5.69%